Income Taxes - Components of Net Loss before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States	$ (12,102)	$ (29,303)
Foreign	(23,458)	(16,926)
Loss before provision for income taxes	$ (35,560)	$ (46,229)